Investment Objectives and Goals	Nov. 13, 2026
KICK CPU INDEX ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – KICK CPU INDEX ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KICK CPU Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Akros CPU Index (the “Index”).
KICK Space Data Center & Infrastructure Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – KICK Space Data Center & Infrastructure Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KICK Space Data Center & Infrastructure Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Akros Space Data Center & Infrastructure Index (the “Index”).